Shareholder Report, Average Annual Return (Details) 191615_DoubleLine Low Duration Bond Fund_Class I2_TSR Annual {Class I2}	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2 (without sales charge)
Average Annual Return, Percent	1.21%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.43%
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	1.07%
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent	1.16%